Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings[ [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2015	$ 20,000	$ 24,503,664	$ 545,013	$ 4,902,762	$ (1,646,049)	$ 28,325,390
Balance, shares at Dec. 31, 2015	20,000,000
Net income (loss)				13,888,767		13,888,767
Capital contribution		(15,356,266)				(15,356,266)
Appropriations of statutory reserves			1,112,071	(1,112,071)
Foreign currency translation (loss) gain					(1,468,548)	(1,468,548)
Balance at Dec. 31, 2016	$ 20,000	9,147,398	1,657,084	17,679,458	(3,114,597)	25,389,343
Balance, shares at Dec. 31, 2016	20,000,000
Net income (loss)						24,048,184
Appropriations of statutory reserves			171,517	(171,517)
Foreign currency translation (loss) gain					2,382,488	2,382,488
Proceeds from issuance of common stock, net of offering costs	$ 2,023	18,203,499				18,205,522
Proceeds from issuance of common stock, net of offering costs, shares	2,023,146
Proceeds from issuance of underwriter's warrants	$ 91	1,090,148				1,090,239
Proceeds from issuance of underwriter's warrants, shares	91,042
Balance at Dec. 31, 2017	$ 22,114	28,441,045	1,828,601	41,556,125	(732,109)	71,115,776
Balance, shares at Dec. 31, 2017	22,114,188
Net income (loss)				(3,818,737)		(3,818,737)
Appropriations of statutory reserves			1,083,928	(1,083,928)
Foreign currency translation (loss) gain					(2,415,919)	(2,415,919)
Balance at Dec. 31, 2018	$ 22,114	$ 28,441,045	$ 2,912,529	$ 36,653,460	$ (3,148,028)	$ 64,881,120
Balance, shares at Dec. 31, 2018	22,114,188